RELATED PARTY TRANSACTIONS - Schedule of Amounts Due From and to Related Parties, Excluding Direct Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Loans and long-term receivables from related parties including associates	$ 45,000	$ 45,000
Related Party
Related Party Transaction [Line Items]
Allowance for expected credit losses	(22)	(33)
Other receivables	6,941	5,201
Loans and long-term receivables from related parties including associates	45,000	45,000
Total amount due to related parties	1,303	1,296
Related Party | Frontline
Related Party Transaction [Line Items]
Other receivables, gross	3,816	4,252
Related Party | Golden Ocean
Related Party Transaction [Line Items]
Other receivables, gross	0	237
Total amount due to related parties	0	56
Related Party | Seatankers
Related Party Transaction [Line Items]
Other receivables, gross	736	521
Total amount due to related parties	105	0
Related Party | Front Ocean
Related Party Transaction [Line Items]
Other receivables, gross	0	18
Total amount due to related parties	97	0
Related Party | Northern Ocean:
Related Party Transaction [Line Items]
Other receivables, gross	2,120	0
Related Party | NorAm Drilling
Related Party Transaction [Line Items]
Other receivables, gross	175	109
Related Party | Paratus
Related Party Transaction [Line Items]
Other receivables, gross	3	2
Related Party | River Box
Related Party Transaction [Line Items]
Other receivables, gross	110	92
Related Party | Other related parties
Related Party Transaction [Line Items]
Other receivables, gross	3	3
Total amount due to related parties	5	6
Related Party | Frontline
Related Party Transaction [Line Items]
Total amount due to related parties	1,096	1,234
River Box
Related Party Transaction [Line Items]
Loans and long-term receivables from related parties including associates	45,000	45,000
River Box | Related Party
Related Party Transaction [Line Items]
Loans and long-term receivables from related parties including associates	$ 45,000	$ 45,000